Segment reporting - Geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Gross premiums written	$ 569,501	$ 668,414	$ 650,187
Gross Premiums Written
Revenue from External Customer [Line Items]
Gross premiums written	$ 588,540	$ 668,414	$ 650,187
Concentration risk, percentage	100.00%	100.00%	100.00%
Gross Premiums Written | United States
Revenue from External Customer [Line Items]
Gross premiums written	$ 358,582	$ 361,511	$ 409,584
Concentration risk, percentage	60.90%	54.10%	63.00%
Gross Premiums Written | United Kingdom
Revenue from External Customer [Line Items]
Gross premiums written	$ 110,576	$ 161,638	$ 60,623
Concentration risk, percentage	18.80%	24.20%	9.30%
Gross Premiums Written | Bermuda
Revenue from External Customer [Line Items]
Gross premiums written	$ 108,598	$ 137,278	$ 86,236
Concentration risk, percentage	18.50%	20.50%	13.30%
Gross Premiums Written | Other
Revenue from External Customer [Line Items]
Gross premiums written	$ 10,784	$ 7,987	$ 93,744
Concentration risk, percentage	1.80%	1.20%	14.40%